Earnings per Share	12 Months Ended
Dec. 31, 2020
Earnings per Share
Earnings per Share

(15)    Earnings per Share

Stock Dividend On July 1, 2020, the Company paid a special stock dividend of four percent to common shareholders of record at the close of business on June 15, 2020. For all periods presented, share information, including basic and diluted earnings per share, has been adjusted retroactively to reflect this change.

Basic earnings per share is computed by dividing income available to common shareholders by the weighted average number of common shares outstanding during the year. Diluted earnings per share gives effect to all dilutive potential common shares that were outstanding during the year.

Presented below is a summary of the components used to calculate basic and diluted earnings per common share, which have been restated for all stock dividends.

(dollars in thousands, except per share data)	2020	2019	2018
Basic earnings per share:
Net income available to shareholders	$14,293	$16,114	$10,714
Average shares outstanding	6,489,799	6,525,684	6,518,772
Basic earnings per share	$2.20	$2.47	$1.64
Diluted earnings per share:
Net income available to shareholders	$14,293	$16,114	$10,714
Average shares outstanding	6,489,799	6,525,684	6,518,772
Effect of dilutive stock options	—	—	5,454
Average shares outstanding including dilutive stock options	6,489,799	6,525,684	6,524,226
Diluted earnings per share	$2.20	$2.47	$1.64

Under the treasury stock method, outstanding stock options are dilutive when the average market price of the Company’s common stock, when combined with the effect of any unamortized compensation expense, exceeds the option price during the period, except when the Company has a loss from continuing operations available to shareholders. In addition, proceeds from the assumed exercise of dilutive options along with the related tax benefit are assumed to be used to repurchase common shares at the average market price of such stock during the period. There were no shares for the year ended December 31, 2020 that were omitted from the computation of diluted earnings per share as a result of being considered anti-dilutive.

Repurchase Program

In the third quarter of 2020, the Company's Board of Directors authorized the purchase of up to $2.5 million market value of the Company's common stock. Management was given discretion to determine the number and pricing of the shares to be purchased, as well as, the timing of any such purchases. As of December 31, 2020, $2.4 million remained for share repurchase pursuant to that authorization.